Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Significant Accounting Policies
Schedule of share-based compensation expense includes stock options granted to employees and non-employees

	Nine months ended September 30,
	2013	2012
Research and development	$1,052	$182
General and administrative	555	101

Total	$1,607	$283